Accounts Receivable, Net	12 Months Ended
Sep. 30, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net comprised the following:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable	51,483,121	32,092,210	4,507,966
Allowance for credit losses	(11,041,825)	(15,161,334)	(2,129,700)
Total	40,441,296	16,930,876	2,378,266

Allowance for credit losses, net consists of the following:

	For the years ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Beginning balance	10,892,125	10,921,962	11,041,825	1,551,036
Allowance for credit losses	29,837	119,863	9,343,225	1,312,435
Written-off			(5,223,716)	(733,771)
Ending balance	10,921,962	11,041,825	15,161,334	2,129,700